Schedule of 200,000 Stock Options Valuation September 15, 2016 (Details)	12 Months Ended
Dec. 31, 2016 USD ($) yr
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation September 15, 2016 1	65.00%
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation September 15, 2016 2 | yr	5.63
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation September 15, 2016 3	1.30%
Additional Paid-in Capital Schedule Of 200,000 Stock Options Valuation September 15, 2016 4 | $	$ 0